Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Loss [Member]
Schedule of accumulated other comprehensive loss
	Foreign currency translation	Total
	$	$
Balance as of January 1, 2020	(1,904)	(1,904)
Current year other comprehensive income	661	661
Balance as of December 31, 2020	(1,243)	(1,243)
Current year other comprehensive income	152	152
Balance as of December 31, 2021	(1,091)	(1,091)
Current year other comprehensive loss	(2,421)	(2,421)
Balance as of December 31, 2022	(3,512)	(3,512)